COMMITMENTS AND CONTINGENCIES (Commissions and Royalty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commissions arrangements:
Commission expenses	$ 412	$ 423	$ 528
Royalty commitments:
Royalty expense	47	95	174
Limco Piedmont Inc [Member]
Royalty commitments:
Royalty expense	$ 1,747	$ 2,245	$ 1,648
Limco Piedmont Inc [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	5.00%
Royalties percentage rate for sales of additional products developed by third parties	10.00%
Limco Piedmont Inc [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	13.00%
Royalties percentage rate for sales of additional products developed by third parties	20.00%
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	1.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	12.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	10.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	20.00%